Derivative warrant liability (Details)			12 Months Ended
	Jun. 29, 2021 shares	Jun. 29, 2020 $ / shares shares	Sep. 30, 2020 $ / shares shares
Derivative warrant liability.
Number of units issued		27,678,826
Number of common share per unit		1
Number of warrants per unit		0.5
Number of warrants		13,839,413
Number of common share exercisable by each warrant		1
Term of warrants		12 months
Exercise price of warrants | $ / shares		$ 6.40
Number of warrants exercised			13,559,300
Number of common shares equivalent to warrants exercised			3,389,825
Number of warrants expired	280,113
Number of common shares equivalent to warrants expired	70,028
Fair value of warrants | $ / shares			$ 0.12